Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 505,724,311	$ 73,323,133	¥ 473,247,283	¥ 404,931,954
Cost of revenues		(511,265,334)	(74,126,506)	(369,052,134)	(275,790,112)
Gross profit (loss)		(5,541,023)	(803,373)	104,195,149	129,141,842
Operating expenses:
Sales and marketing expenses		7,087,625	1,027,609	7,576,963	5,031,526
General and administrative expenses		179,249,830	25,988,783	19,476,375	26,054,063
Research and development expenses		15,568,768	2,257,259	26,355,055	15,584,738
Total operating expenses		201,906,223	29,273,651	53,408,393	46,670,327
Income (loss) from operations		(207,447,246)	(30,077,024)	50,786,756	82,471,515
Other income (expenses):
Investment income		603,058	87,435	569,737	407,827
Interest income (expenses), net		(2,088,467)	(302,799)	(892,906)	53,596
Other expenses		(286,522)	(41,539)	(12,563)	(19,614)
Government grants		1,656,077	240,109	6,753,388	4,482,816
Total other income, net		(115,854)	(16,794)	6,417,656	4,924,625
Income (loss) before income tax		(207,563,100)	(30,093,818)	57,204,412	87,396,140
Income tax (expense) benefits		10,980,054	1,591,958	(4,273,788)	(485,749)
Net income (loss)		(196,583,046)	(28,501,860)	52,930,624	86,910,391
Net income attributable to noncontrolling interests		2,578,761	373,885	4,672,355	4,586,492
Net income (loss) attributable to the Jianzhi Education Technology Group Company Limited’s shareholders		(199,161,807)	(28,875,745)	48,258,269	82,323,899
Net income (loss)		(196,583,046)	(28,501,860)	52,930,624	86,910,391
Other comprehensive (loss) income:
Foreign currency translation adjustments		2,120,397	307,429	211,494	(35,391)
Total other comprehensive (loss) income		2,120,397	307,429	211,494	(35,391)
Total comprehensive income (loss)		(194,462,649)	(28,194,431)	53,142,118	86,875,000
Net comprehensive income attributable to noncontrolling interests		2,578,761	373,885	4,672,355	4,586,492
Comprehensive income (loss) attributable to the Jianzhi Education Technology Group Company Limited’s shareholders		¥ (197,041,410)	$ (28,568,316)	¥ 48,469,763	¥ 82,288,508
Earnings (loss) per share
Earnings per share, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.68)	$ (0.24)	¥ 0.43	¥ 0.74
Weighted average number of shares
Weighted average number of shares, Basic (in Shares)	[1]	118,512,959	118,512,959	111,110,000	111,110,000

[1]	Retrospectively restated for effect of stock split (see Note 14).